Goodwill and Intangible Assets - Intangible Assets Arising from Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 41,878	$ 41,878
Less: Accumulated amortization and impairments	(31,781)	(30,099)
Intangible assets, net	$ 10,097	11,779	$ 33,005
Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	1 year
Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	20 years
Supplier agreements
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 21,997	21,997
Supplier agreements | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	1 year
Supplier agreements | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	20 years
Customer contracts and relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 18,132	18,132
Customer contracts and relationships | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	1 year
Customer contracts and relationships | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	10 years
Other intangible assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 1,749	$ 1,749
Other intangible assets | Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	1 year
Other intangible assets | Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Estimated useful life of intangible assets	3 years